CONTINUANCE OF OPERATIONS (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2014 M
Continuance Of Operations 1	$ 693,899
Continuance Of Operations 2	26,247,372
Continuance Of Operations 3	$ 797,540
Continuance Of Operations 4	12